	RMB Mendon Financial Services Fund
	Portfolio Holdings As of March 31, 2021 (Unaudited)

		Number of
		Shares	Value
	Common Stocks 101.1%
	(percentage of net assets)
	BANKS 91.5%
	Ameris Bancorp	125,000	$6,563,750
	Banc of California, Inc.	125,000	2,260,000
	Bank of NT Butterfield & Son Ltd. (The)	50,000	1,911,000
	Business First Bancshares, Inc.	100,281	2,399,724
	Byline Bancorp, Inc.	475,000	10,046,250
	Cadence BanCorp [a,b]	150,536	3,120,611
	CIT Group, Inc.	200,000	10,302,000
	Civista Bancshares, Inc.	120,000	2,752,800
	Enterprise Financial Services Corp.	40,000	1,977,600
*	Equity Bancshares, Inc. - Class A	477,917	13,094,926
	FB Financial Corp. [a,b]	280,000	12,448,800
	First Bancorp	50,000	2,175,000
	First BanCorp	850,000	9,571,000
	First Bancshares, Inc. (The)	340,000	12,447,400
	First Busey Corp.	75,000	1,923,750
	First Horizon Corp. [a,b]	550,000	9,300,500
*	Howard Bancorp, Inc.	500,000	8,220,000
	Live Oak Bancshares, Inc. [a,b]	357,500	24,485,175
	NBT Bancorp, Inc.	50,000	1,995,000
	OceanFirst Financial Corp.	150,000	3,591,000
	Old Second Bancorp, Inc.	150,000	1,981,500
	Origin Bancorp, Inc.	225,000	9,542,250
	PacWest Bancorp [a,b]	250,000	9,537,500
	Pinnacle Financial Partners, Inc. [a,b]	15,000	1,329,900
	Popular, Inc.	25,000	1,758,000
	Primis Financial Corp.	250,000	3,635,000
	Reliant Bancorp, Inc.	176,655	5,073,532
*	Seacoast Banking Corp. of Florida	40,000	1,449,600
*	Select Bancorp, Inc.	260,449	2,883,171
	Signature Bank [a,b]	45,000	10,174,500
*	Silvergate Capital Corp. - Class A [a,b]	50,000	7,108,500
	Spirit of Texas Bancshares, Inc.	491,333	10,961,639
*	Triumph Bancorp, Inc. [a,b]	75,000	5,804,250
	Veritex Holdings, Inc. [a,b]	425,000	13,906,000
	Wells Fargo & Co. [a,b]	200,000	7,814,000
	Wintrust Financial Corp.	25,000	1,895,000
			235,440,628

	DIVERSIFIED FINANCIALS 6.3%
*	Cannae Holdings, Inc.	50,000	1,981,000
	Cowen, Inc. - Class A [a,b]	200,000	7,030,000
*	Foley Trasimene Acquisition Corp. - Unit [c]	140,000	1,498,000
	Jefferies Financial Group, Inc.	100,000	3,010,000
	Manning & Napier, Inc.	400,000	2,588,000
			16,107,000
	INFORMATION TECHNOLOGY SERVICES 1.1%
	EVERTEC, Inc.	75,000	2,791,500

	INSURANCE 0.3%
	American Equity Investment Life Holding Co. [a,b]	25,000	788,250

	SOFTWARE 0.7%
*	Voyager Digital Ltd. - CAD	75,000	1,911,554

	THRIFTS & MORTGAGE FINANCE 1.2%
	New York Community Bancorp, Inc.	250,000	3,155,000
	Total Common Stocks (Cost: $167,196,303)		260,193,932

	Closed-End Funds 0.2%
	(percentage of net assets)
	DIVERSIFIED FINANCIALS 0.2%
	PennantPark Investment Corp.	100,000	565,000
	Total Closed-End Funds (Cost: $455,740)		565,000

	Warrants 0.1%
	(percentage of net assets)
	INFORMATION TECHNOLOGY SERVICES 0.1%
*	Global Blue Group Holding AG	260,042	314,651
	Total Warrants (Cost: $192,431)		314,651

	Short-Term Investments 0.4%
	(percentage of net assets)
	MONEY MARKET FUNDS 0.4%
	First American Government Obligations Fund - Class X - 0.04%	966,662	966,662
	Total Short-Term Investments (Cost: $966,662)		966,662

	Total Investments 101.8% (Cost: $168,811,136)		$262,040,245
	Call option written (2.7)% (Premiums received: $2,790,109)		(6,838,950)
	Cash and other assets, less liabilities 0.9%		2,239,430
	Net Assets 100.0%		$257,440,725

	Number of
	Contracts
Call Option Written (2.7)%
(percentage of net assets)
BANKS (2.6)%
Cadence BanCorp
@ 25, Notional Amount: $(1,250,000), due Jun 21	(500)	(35,000)
@ 25, Notional Amount: $(625,000), due Sep 21	(250)	(38,750)
@ 30, Notional Amount: $(750,000), due Sep 21	(250)	(11,250)
FB Financial Corp.
@ 30, Notional Amount: $(2,250,000), due Apr 21	(750)	(1,091,250)
@ 40, Notional Amount: $(2,000,000), due Apr 21	(500)	(262,500)
@ 40, Notional Amount: $(380,000), due Jul 21	(95)	(55,575)
First Horizon Corp.
@ 16, Notional Amount: $(1,600,000), due Aug 21	(1,000)	(210,000)
@ 17, Notional Amount: $(850,000), due Jan 22	(500)	(107,500)
@ 20, Notional Amount: $(2,000,000), due Jan 22	(1,000)	(112,500)
Live Oak Bancshares, Inc.
@ 65, Notional Amount: $(3,250,000), due Jun 21	(500)	(417,500)
@ 65, Notional Amount: $(1,625,000), due Sep 21	(250)	(286,250)
@ 70, Notional Amount: $(1,750,000), due Sep 21	(250)	(238,750)
PacWest Bancorp
@ 45, Notional Amount: $(1,125,000), due Sep 21	(250)	(46,875)
@ 50, Notional Amount: $(1,250,000), due Sep 21	(250)	(25,625)
@ 55, Notional Amount: $(1,375,000), due Sep 21	(250)	(13,125)
Pinnacle Financial Partners, Inc.
@ 75, Notional Amount: $(1,125,000), due May 21	(150)	(223,500)
Signature Bank
@ 165, Notional Amount: $(1,650,000), due Jun 21	(100)	(634,000)
@ 175, Notional Amount: $(1,750,000), due Jun 21	(100)	(536,500)
@ 210, Notional Amount: $(2,100,000), due Jun 21	(100)	(276,500)
@ 300, Notional Amount: $(3,000,000), due Sep 21	(100)	(95,500)
Silvergate Capital Corp.
@ 110, Notional Amount: $(1,100,000), due Aug 21	(100)	(539,500)
@ 125, Notional Amount: $(1,250,000), due Aug 21	(100)	(467,500)
@ 210, Notional Amount: $(2,100,000), due Aug 21	(100)	(205,500)
Triumph Bancorp, Inc.
@ 95, Notional Amount: $(2,375,000), due Aug 21	(250)	(67,500)
Veritex Holdings, Inc.
@ 35, Notional Amount: $(1,750,000), due Oct 21	(500)	(136,250)
Wells Fargo & Co.
@ 32.5, Notional Amount: $(1,625,000), due Apr 21	(500)	(332,500)
@ 35, Notional Amount: $(1,750,000), due Apr 21	(500)	(208,750)
@ 42.5, Notional Amount: $(1,062,500), due Jul 21	(250)	(41,125)
		(6,717,075)

	DIVERSIFIED FINANCIALS (0.1)%
	Cowen, Inc. - Class A
	@ 45, Notional Amount: $(1,125,000), due Oct 21	(250)	(60,625)
	@ 55, Notional Amount: $(1,375,000), due Oct 21	(250)	(25,000)
			(85,625)
	INSURANCE (0.0)%
	American Equity Investment Life Holding Co.
	@ 35, Notional Amount: $(875,000), due Aug 21	(250)	(36,250)
	Total Call Option Written (Premiums received $2,790,109)		(6,838,950)

CAD	Canadian Dollars
*	Indicates securities that do not produce income.
a	Securities or partial securities on which call/put options were written.
b	Security or partial security segregated as collateral for written options. The Fund
	is required to establish a margin account with the broker lending the written options.
	The aggregate market value of collateral posted was $47,630,766. The Fund is obligated to pay the
	counterparty any interest due on written options. Such interests are recorded as an expense to the Fund.
c	Each unit issued consists of one share of the Company’s Class A common stock and one-third of one warrant.
d	Rate quoted is seven-day yield at period end.

The Global Industry Classification Standard (GICS ®) was developed by and is the exclusive property of MSCI Inc. and Standard & Poor's Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by RMB Capital Management, LLC.

Investment Valuation
Portfolio securities and any other Fund assets shall be valued each day on which the New York Stock Exchange is open for business, using readily available market quotations at such times as are established in the Trust’s registration statement. The valuation methods below are listed in order of priority; the highest priority shall be employed when available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below. If none of the listed valuation methods are available, portfolio securities shall be fair valued by RMB’s Valuation Committee in conformity with the fair valuation provisions below.

Equity Securities, Warrants, Exchange Trading Funds (‘‘ETFs’’), and American Depositary Receipts (‘‘ADRs’’) Listed on a U.S. Exchange. The market value shall be the last reported sale price on the market on which the security primarily trades. If there is no such last sale reported, securities will be valued at the mean between the closing bid and closing asked prices on the primary market.

Equity Securities on NASDAQ. The market value shall be the NASDAQ Official Closing Price or ‘‘NOCP.’’ The NOCP is determined by NASDAQ to be the last reported sale price, unless the last sale price is above or below the last reported bid and asked prices. If the last reported bid and asked price is above the last sale price, the last reported bid is used; conversely, if the last reported bid and asked price is below the last sale price, the last reported asked price will serve as the NOCP. If no last sales price is reported, the securities will be valued at the mean between the closing bid and closing asked price on the market on which the security primarily trades.

Equity Securities traded on the Over-The-Counter (“OTC”) Market. The market value shall be the last reported sale in the OTC market on which the security primarily trades, such as the OTC Bulletin Board, Pink OTC Markets, Inc., or other recognized OTC market. If no last sale is reported, the securities will be valued at the mean between the closing bid and the closing asked price on the primary market.

Procedures to Address After-Market Events. If a significant event occurs in a foreign market on which a security primarily trades after the security’s closing price was established on the foreign exchange but before the Fund calculates its NAV, and causing the foreign security’s valuation price to no longer reflect actual value, such security’s fair value shall be determined through the use of an independent pricing service’s proprietary fair value pricing model. When systematic fair value pricing is employed, the value of the portfolio security used to calculate the Funds’ NAV may differ from quoted or official closing prices. Due to the subjective and variable nature of fair value pricing, it is possible that the value determined for a particular security may be materially different from the value realized upon its sale. It is possible that market timers may attempt to buy or sell Fund shares to profit from price movements in foreign markets that are not yet reflected in a Fund’s NAV. Such trades may have the effect of reducing the value of existing shareholders’ investments. The Funds’ use of systematic fair value pricing is designed to more accurately reflect the current market value of a portfolio security and to minimize the possibilities for time-zone arbitrage; however, the Funds’ process may not be effective in preventing short-term NAV arbitrage trading.

At March 31, 2021	Level 1	Level 2	Level 3	Total
RMB Mendon Financial Services Fund
Assets
Common Stocks[1]	$260,193,932	$-	$-	$260,193,932
Closed-End Funds[1]	565,000	-	-	565,000
Warrants[1]	314,651	-	-	314,651
Short-Term Investments	966,662	-	-	966,662
Total	$262,040,245	$-	$-	$262,040,245
Liabilities
Written Options[1]	-	(6,838,950)	-	(6,838,950)
Total Investments in Securities	$262,040,245	$(6,838,950)	$-	$255,201,295

[1]	Refer to the Fund’s respective Portfolio Holdings for a breakdown of holdings by industry.